Subsequent Events	12 Months Ended
Dec. 31, 2025
Subsequent Events [Abstract]
Subsequent events

17.    Subsequent events

Any and all Company products that no longer satisfy the legal definition of Hemp as of November 12, 2026 (the “Future Excluded Products”) will be destroyed prior to November 12, 2026 to ensure compliance with applicable law.

We are currently offering Future Excluded Products to our customers, which is and will be legally permissible under the 2026 Federal Appropriations Bill until November 12, 2026. Upon its effectiveness on November 12, 2026, the 2026 Federal Appropriations Bill will prohibit the Company’s sale of Future Excluded Products. It will eliminate or materially limit a significant portion of the Company’s current business from sale of Future Excluded Products.

Revenues from sale of the Future Excluded Products accounted for 33.3% and 35.0% of the Company’s revenues from sale of Hemp for the year ended December 31, 2024 and the year ended December 31, 2025, respectively, and 27.7% and 29.2% of the Company’s total revenues for the year ended December 31, 2024 and the year ended December 31, 2025, respectively.

Management is currently evaluating the potential impact of this regulatory change on the Company’s future operations, financial position, and results of operations. The Company expects that this development will have a material adverse effect on its business commencing after November 12, 2026.

The Group evaluated all events that occurred up to March 19, 2026 and except as disclosed above, the Company has identified no other recognized or unrecognized subsequent events that would require adjustment to or disclosure in the accompanying consolidated financial statements.